Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.2%
Alabama 0.5%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	4,889,750
Arizona 3.3%
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	1,300,000	1,034,800
Series C, 144A, 5.5%, 1/1/2054	2,700,000	2,285,577
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,928,471
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,062,270
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,096,903
Series G, 144A, 5.0%, 7/1/2051	550,000	582,896
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,067,060
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	8,000,000	10,137,280
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,128,240
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,490,000	1,588,429
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,415,894
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,794,730
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,147,120
Series A, 5.0%, 7/1/2042	2,000,000	2,119,360
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2049	410,000	412,743
144A, 5.0%, 6/15/2052	710,000	713,848
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,558,516
Series A, 6.25%, 12/1/2046	1,400,000	1,419,922
		34,494,059
Arkansas 0.4%
Arkansas, State Development Finance Authority Industrial Development Revenue, Big River Steel Project, AMT, 4.75%, 9/1/2049 (a)	4,000,000	4,072,800
California 5.9%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,800,000	5,409,792
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	15,000,000	2,685,300
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	1,125,000	1,156,748
Series A-2, 5.0%, 6/1/2047	5,075,000	5,218,216
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	13,615,962
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,256,500
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,648,752
4.0%, 9/1/2046	4,895,000	5,018,256
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	2,075,000	2,374,506
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,352,706
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project, Series A, 144A, 6.375%, 7/1/2046	2,000,000	2,228,940
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,938,717
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	707,693
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,104,847
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,421,568
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,923,049
		61,061,552
Colorado 3.9%
Colorado, Broadway Station Metropolitan District No. 3, Step-up Coupon, 0% to 12/1/2027, 7.5% to 12/1/2049	2,000,000	1,127,980
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,000,000
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,450,607
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	8,188,127
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,003,940
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,664,952
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	5,037,006
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,000,000	4,409,760
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	1,630,000	1,791,321
Series A, 5.0%, 12/1/2048	2,610,000	2,855,966
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,009,400
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	537,915
5.0%, 12/1/2034	1,000,000	1,073,410
5.0%, 12/1/2040	2,060,000	2,189,842
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,324,686
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	2,365,000	2,430,676
		40,095,588
Connecticut 0.2%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* PIK	19,713,389	1,281,370
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	963,882
		2,245,252
District of Columbia 0.7%
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	3,090,000	3,395,446
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Green Bond, Series A, 4.0%, 10/1/2049	3,375,000	3,938,524
		7,333,970
Florida 7.4%
Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	4,165,000	4,691,331
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044*	2,310,000	1,732,500
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,927,400
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054*	5,755,000	4,028,500
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% **, 1/1/2049	1,740,000	1,517,645
Series A, 144A, AMT, 6.5% **, 1/1/2049	2,260,000	1,958,787
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	1,024,354
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,384,322
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	547,960
Series A, 5.0%, 2/15/2048	1,150,000	1,252,879
Florida, State Higher Educational Facilities Financial Authority Revenue:
Series A, 4.0%, 10/1/2044	1,395,000	1,392,824
4.0%, 10/1/2049	1,905,000	1,882,331
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,710,870
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,169,400
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,485,000	2,659,248
144A, 4.375%, 5/1/2050	2,085,000	2,231,221
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,265,000	1,316,739
7.0%, 5/1/2041	1,425,000	1,477,996
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 4.0%, 10/1/2044	5,000,000	5,609,300
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project:
Series A, AMT, 4.0%, 10/1/2049	5,000,000	5,575,050
AMT, 5.0%, 11/15/2026	1,500,000	1,544,490
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,168,978
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	856,688
Series A, 144A, 5.0%, 1/15/2054	850,000	879,495
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	2,700,000	2,409,912
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,812,195
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	1,214,582
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,572,121
Series A-2, Zero Coupon, 10/1/2054	4,570,000	1,337,182
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc., Series B, 4.0%, 5/15/2053	3,000,000	2,924,970
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	412,951
Series A, 5.5%, 11/15/2049	3,635,000	3,315,956
Series A, 5.75%, 11/15/2054	1,365,000	1,259,963
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	1,210,000	1,357,584
		77,157,724
Georgia 2.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,406,880
Atlanta, GA, Development Authority Revenue Bonds:
Series A-1, 5.0%, 7/1/2032	1,650,000	1,840,889
Series A-1, 5.0%, 7/1/2033	2,595,000	2,879,594
Series A-1, 5.0%, 7/1/2034	2,320,000	2,558,682
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,141,414
Series B, 5.0%, 1/1/2030	1,715,000	2,049,099
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	580,235
Series A, 5.5%, 8/15/2054	1,820,000	2,125,596
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	2,440,000	2,885,202
		23,467,591
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,040,000	1,207,461
Series A, 5.0%, 1/1/2050	655,000	797,305
Guam, International Airport Authority Revenue:
Series A, 5.0%, 10/1/2020	225,000	225,166
Series C, AMT, 6.25%, 10/1/2034	500,000	517,420
Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,660,683
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	915,192
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,263,588
		6,586,815
Illinois 8.8%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,521,700
Series A, 5.0%, 12/1/2033	740,000	839,730
Series A, 5.0%, 12/1/2041	3,930,000	3,979,714
Series H, 5.0%, 12/1/2046	1,690,000	1,838,483
Series A, 5.5%, 12/1/2039	2,900,000	2,964,438
Chicago, IL, General Obligation:
Series B, 6.314%, 1/1/2044	2,500,000	2,680,050
Series A, 5.0%, 1/1/2036	1,000,000	1,057,630
Series A, 5.0%, 1/1/2044	4,000,000	4,383,200
Series B, 5.432%, 1/1/2042	3,885,000	3,850,579
Series A, 5.5%, 1/1/2049	2,425,000	2,752,084
Series A, 6.0%, 1/1/2038	2,180,000	2,516,374
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,618,558
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,340,579
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050 (a)	1,400,000	1,541,610
Series A, 4.0%, 12/1/2055 (a)	1,390,000	1,523,774
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	2,227,750
Series A, 5.0%, 6/15/2050	1,365,000	1,538,614
Series B, 5.0%, 6/15/2052	4,435,000	4,561,264
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.14% ***, 9/7/2020, LOC: JPMorgan Chase Bank NA	50,000	50,000
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	5,435,000	4,809,921
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,543,940
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,500,000	1,647,285
Illinois, State General Obligation:
5.0%, 2/1/2028	3,135,000	3,546,218
5.0%, 2/1/2029	3,745,000	4,212,638
Series A, 5.0%, 10/1/2033	4,970,000	5,588,616
Series B, 5.0%, 10/1/2033	3,150,000	3,542,080
5.0%, 11/1/2034	1,500,000	1,642,920
5.0%, 1/1/2035	300,000	324,894
Series A, 5.0%, 5/1/2035	5,000,000	5,568,150
Series A, 5.0%, 12/1/2038	2,890,000	3,169,290
5.0%, 5/1/2039	2,600,000	2,733,354
Series A, 5.0%, 12/1/2042	3,610,000	3,923,384
5.75%, 5/1/2045	1,470,000	1,727,074
		91,765,895
Indiana 1.5%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,443,877
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,942,223
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,455,956
Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Plyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,335,000	2,203,656
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,697,350
		15,743,062
Iowa 0.8%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2041	1,600,000	1,693,312
Series A, 5.0%, 5/15/2047	350,000	368,032
Series A, 5.0%, 5/15/2048	4,085,000	4,325,321
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,476,025
		8,862,690
Kansas 0.1%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,535,000	1,522,996
Kentucky 1.3%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,737,459
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,729,588
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,394,200
Series A, 5.25%, 6/1/2041	1,915,000	2,148,247
		14,009,494
Louisiana 0.2%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	809,599
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,507
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,147,630
		1,969,736
Maine 0.9%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,236,520
Maryland 1.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare:
Series A, 5.5%, 1/1/2046	11,080,000	12,323,841
Series A, 6.125%, 1/1/2036	3,250,000	3,393,682
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,587,600
		18,305,123
Massachusetts 0.3%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,307,400
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,000,000	1,998,920
		3,306,320
Michigan 2.5%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	3,500,000	2,678,095
7.125%, 11/15/2043	1,500,000	1,148,160
144A, 7.5%, 11/15/2044	1,480,000	1,132,008
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	2,100,000	2,294,481
Detroit, MI, Water Supply Systems Revenue, Series A, Prerefunded, 5.75%, 7/1/2037	7,590,000	7,942,024
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,852,825
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,939,187
4.0%, 9/1/2050	1,660,000	1,803,424
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,075,983
Series C, 5.0%, 7/1/2035	910,000	1,067,612
		25,933,799
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,151,810
Series A, 5.0%, 2/15/2053	2,815,000	3,234,069
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	1,625,000	1,812,850
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,940,000	2,925,124
		9,123,853
Mississippi 0.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,003,525
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 5.375%, 12/1/2035	1,000,000	1,047,810
		7,051,335
Missouri 1.9%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,363,167
Series B, 144A, 5.0%, 2/1/2050	1,780,000	1,854,885
Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,632,662
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2042	2,500,000	2,570,950
Series A, 5.0%, 8/15/2046	2,500,000	2,543,675
Series A, 5.0%, 8/15/2051	1,000,000	1,014,880
Series A, 5.25%, 8/15/2039	1,710,000	1,757,795
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	711,756
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,282,512
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,020,860
		19,753,142
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,091,554
Nevada 0.2%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre, Series A, 5.0%, 9/1/2047	1,000,000	1,140,310
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	4,500,000	614,070
		1,754,380
New Hampshire 0.6%
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,437,747
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	762,327
Series A, 144A, 6.25%, 7/1/2042	1,090,000	899,392
		6,099,466
New Jersey 2.8%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	461,695
Series BBB, 5.5%, 6/15/2030	8,975,000	10,695,059
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,645,000	3,506,089
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,552,379
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	996,336
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,596,050
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,467,720
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,034,669
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,484,925
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,817,568
		29,612,490
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, "I", Series D, 3.25%, 7/1/2044	2,740,000	2,926,539
New York 7.2%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	4,876,126
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	225,056
Series A, 5.75%, 2/15/2047	2,665,000	2,726,828
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	128,155
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	3,860,437
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	498,325
New York, Metropolitan Transportation Authority Revenue:
Series B-2A, 5.0%, 5/15/2021	4,500,000	4,577,085
Series D-1, 5.0%, 9/1/2022	5,000,000	5,221,800
Series D, 5.0%, 11/15/2033	1,500,000	1,668,885
Series C-1, 5.0%, 11/15/2050	1,320,000	1,458,164
Series C-1, 5.25%, 11/15/2055	3,960,000	4,457,614
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,099,240
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	3,000,000	3,183,930
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.25%, 8/1/2031	2,800,000	2,901,136
AMT, 5.375%, 8/1/2036	900,000	933,624
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	671,434
Series B, 5.0%, 6/1/2048	8,800,000	9,078,872
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	5,865,873
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,264,950
Series E-1, 3.0%, 11/1/2039	3,000,000	3,142,140
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	150,000,000	5,101,500
New York, NY, General Obligation, Series A-1, 4.0%, 8/1/2038	5,000,000	5,814,650
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	2,125,000	1,833,025
		74,588,849
North Carolina 0.2%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	2,100,000	2,355,045
North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,055,480
Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series B-3, Class 2, Zero Coupon, 6/1/2057	20,000,000	2,906,400
Series B-2, Class 2, 5.0%, 6/1/2055	3,625,000	3,987,500
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,546,811
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	7,140,000	7,412,462
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,309,434
Series A, 5.0%, 1/1/2052	1,000,000	1,035,570
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	12,118,237
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	771,168
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,307,382
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,109,133
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,341,880
		42,845,977
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	1,919,768
Series B, 5.5%, 8/15/2057	4,235,000	4,962,658
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,236,746
		8,119,172
Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	205,300
Pennsylvania 3.7%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	503,245
Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	2,235,000	2,484,560
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	939,159
5.25%, 7/1/2041	900,000	937,107
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	987,581
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,420,000	1,446,483
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	5,260,000	4,872,601
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2034	8,005,000	9,164,124
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,705,000	1,866,532
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2039	5,000,000	6,176,750
Series A-1, 5.0%, 12/1/2041	20,000	22,797
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,121,063
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,842,193
		38,364,195
Puerto Rico 4.3%
Puerto Rico, Aqueduct & Sewer Authority Revenue:
Series A, 5.25%, 7/1/2029	1,000,000	1,038,750
Series A, 5.25%, 7/1/2042	6,500,000	6,686,875
Puerto Rico, Commonwealth Aqueduct & Sewer Authority Revenue, Series A, 5.0%, 7/1/2033	1,720,000	1,769,450
Puerto Rico, Commonwealth of Public Improvement, Series A, 5.0%, 7/1/2041*	1,955,000	1,224,319
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025 *	920,000	634,800
Series XX, 5.25%, 7/1/2040 *	4,000,000	2,765,000
Series WW, 5.5%, 7/1/2038 *	2,900,000	2,011,875
Puerto Rico, GDB Debt Recovery Authority, 7.5%, 8/20/2040	9,079,542	6,230,836
Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035*	5,000,000	3,056,250
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	20,000,000	5,737,400
Series A-1, 4.75%, 7/1/2053	6,800,000	7,147,072
Series A-1, 5.0%, 7/1/2058	6,183,000	6,601,589
		44,904,216
South Carolina 2.9%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,054,570
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	3,919,000	3,921,626
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,652,805
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	12,028,789
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,463,974
		30,121,764
Tennessee 1.0%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2054	1,500,000	1,648,485
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	944,892
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: Goldman Sachs Group, Inc.	6,435,000	7,913,184
		10,506,561
Texas 8.1%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,051,700
Zero Coupon, 1/1/2032	3,500,000	2,601,025
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.75%, 8/15/2038	2,810,000	3,163,161
Series D, 6.125%, 8/15/2048	4,485,000	5,070,427
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.0%, 7/15/2027	3,000,000	3,121,410
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,035,800
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	13,047,650
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,465,315
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,002,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,641,528
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	3,104,991
Texas, Dallas/Fort Worth International Airport Revenue, Series D, 5.0%, 11/1/2035	2,715,000	2,736,693
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,477,609
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,631,117
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	2,250,000	2,140,672
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project, 5.0%, 10/1/2039	1,820,000	1,841,640
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	6,605,000	6,226,666
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	8,520,000	10,084,528
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,532,243
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.0%, 11/1/2030	80,000	80,560
		84,056,735
Utah 0.9%
Utah, Infrastructure Agency Telecommunication Revenue, Series 2019, 4.0%, 10/15/2042	2,350,000	2,429,289
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	7,057,940
		9,487,229
Virginia 2.5%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,066,930
5.0%, 1/1/2046	1,530,000	1,612,987
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,705,548
Series A, 5.375%, 9/1/2054	1,500,000	1,531,635
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	370,475
144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	946,821
Series B, 5.625%, 9/1/2041	5,332,000	2,927,215
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,031,000
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,461,348
144A, 5.0%, 9/1/2045	4,100,000	4,269,207
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	5,250,000	5,917,537
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,757,900
		25,598,603
Washington 3.6%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,072,570
5.0%, 12/1/2046	2,000,000	2,059,680
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2033	4,000,000	4,756,400
AMT, 5.0%, 4/1/2044	4,000,000	4,761,840
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,056,200
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2043	3,835,000	4,213,438
5.0%, 7/1/2048	5,000,000	5,495,800
Washington, State Higher Education Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	1,850,000	2,044,472
4.0%, 5/1/2050	1,020,000	1,119,613
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,424,020
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	791,050
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,740,448
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,124,922
		37,660,453
Wisconsin 2.7%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,000,000	4,228,920
Series B, 5.0%, 7/1/2048	910,000	883,319
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,618,335
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,127,400
5.0%, 7/1/2052	910,000	966,593
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	529,895
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,490,150
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	135,000	132,366
144A, 5.75%, 5/1/2054	3,620,000	3,504,667
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	4,783,022
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,140,769
5.0%, 6/1/2041	955,000	970,872
		28,376,308
Total Municipal Bonds and Notes (Cost $928,107,221)		969,719,382
Underlying Municipal Bonds of Inverse Floaters (b) 6.1%
Florida 2.1%
Miami-Dade County, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2049 (c)	10,000,000	11,614,125
Trust: Miami-Dade County, FL, Transit Sales Surtax Revenue, Series XM0901, 144A, 14.02%, 7/1/2028, Leverage Factor at purchase date: 4 to 1 (a)
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (c)	10,000,000	10,766,775
Trust: Airport Facilities Revenue, Series XM0780, 144A, 13.54%, 9/1/2027, Leverage Factor at purchase date: 4 to 1
		22,380,900
Michigan 1.2%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (c)	10,000,000	12,016,182
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 13.287%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.1%
New York, State Thruway Authority General Revenue, Series B, 4.0%, 1/1/2053 (c)	10,000,000	11,385,050
Trust: New York, State Thruway Authority General Revenue, Series XM0880, 144A, 13.57%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
Washington 1.7%
Washington, State General Obligation, Series A-1, 144A, 5.0%, 8/1/2037 (c)	15,000,000	17,972,250
Trust: State General Obligation, Series XM0127, 144A, 17.75%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $61,281,904)		63,754,382
Other Municipal Related 0.0%
Illinois
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 *	900,000	9,000
Texas
Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project Escrow:
Series A, 11/15/2048 *	1,000,000	100
Series A, 11/15/2055 *	3,430,000	343
		443
Total Other Municipal Related (Cost $7,707)		9,443
Open-End Investment Companies 5.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% **** (Cost $52,872,694)	52,861,439	52,872,011
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,042,269,526)	104.4	1,086,355,218
Floating Rate Notes (b)	(3.9)	(40,420,000)
Other Assets and Liabilities, Net	(0.5)	(5,005,817)
Net Assets	100.0	1,040,929,401

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	19,713,389	12,394,576	1,281,370
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A*	8.125%	5/15/2044	2,310,000	2,279,782	1,732,500
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A*	5.875%	7/1/2054	5,755,000	6,411,229	4,028,500
Puerto Rico, Commonwealth of Public Improvement, Series A*	5.0%	7/1/2041	1,955,000	1,412,688	1,224,319
Puerto Rico, Electric Power Authority Revenue, Series TT*	5.0%	7/1/2025	920,000	767,144	634,800
Puerto Rico, Electric Power Authority Revenue, Series XX*	5.25%	7/1/2040	4,000,000	3,166,337	2,765,000
Puerto Rico, Electric Power Authority Revenue, Series WW*	5.5%	7/1/2038	2,900,000	2,359,579	2,011,875
Puerto Rico, General Obligation, Series A*	8.0%	7/1/2035	5,000,000	3,169,922	3,056,250
				31,961,257	16,734,614

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
****	Current yield; not a coupon rate.
(a)	When-issued or delayed delivery securities included.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
PIK: Denotes that all or a portion of the income paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,033,483,207	$—	$1,033,483,207
Open-End Investment Companies	52,872,011	—	—	52,872,011
Total	$52,872,011	$1,033,483,207	$—	$1,086,355,218

(d)	See Investment Portfolio for additional detailed categorizations.